GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015
Goodwill [Roll Forward]
Goodwill beginning balance	$ 180,990	$ 183,062
Acquisitions	17,506	1,407
2014 Final Purchase Accounting		(1,328)
Foreign Exchange, Net	39	(2,151)
Goodwill ending balance	198,535	180,990
North
Goodwill [Roll Forward]
Goodwill beginning balance	43,253	44,983
Acquisitions	0	0
2014 Final Purchase Accounting		0
Foreign Exchange, Net	133	(1,730)
Goodwill ending balance	43,386	43,253
South
Goodwill [Roll Forward]
Goodwill beginning balance	43,625	43,625
Acquisitions	0	0
2014 Final Purchase Accounting		0
Foreign Exchange, Net	0	0
Goodwill ending balance	43,625	43,625
West
Goodwill [Roll Forward]
Goodwill beginning balance	84,553	85,092
Acquisitions	3,177	789
2014 Final Purchase Accounting		(1,328)
Foreign Exchange, Net	0	0
Goodwill ending balance	87,730	84,553
idX
Goodwill [Roll Forward]
Goodwill beginning balance	0	0
Acquisitions	7,016	0
2014 Final Purchase Accounting		0
Foreign Exchange, Net	0	0
Goodwill ending balance	7,016	0
All Other
Goodwill [Roll Forward]
Goodwill beginning balance	9,559	9,362
Acquisitions	7,313	618
2014 Final Purchase Accounting		0
Foreign Exchange, Net	(94)	(421)
Goodwill ending balance	$ 16,778	$ 9,559